SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2016
SEGMENTED INFORMATION
SEGMENTED INFORMATION

3.     SEGMENTED INFORMATION

Effective January 1, 2016, the Company revised its reportable segments (Note 1). Revisions to the segmented information presentation on a retrospective basis include:

•

The replacement of the previous segments: Liquids Pipelines; Gas Distribution; Gas Pipelines, Processing and Energy Services; Sponsored Investments; and Corporate with new segments: Liquids Pipelines; Gas Distribution; Gas Pipelines and Processing; Green Power and Transmission; and Energy Services; and

•

Presenting the Earnings before interest and income taxes of each segment as opposed to Earnings attributable to Enbridge Inc. common shareholders. Amounts related to Interest expense, Income taxes, Earnings attributable to noncontrolling interests and redeemable noncontrolling interests and Preference share dividends are now reported on a consolidated basis.

Segmented information for the three and six months ended June 30, 2016 and 2015 are as follows:

Three months ended June 30, 2016	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	1,743	613	615	122	4,933	(87)	7,939

Commodity and gas distribution costs	(3)	(293)	(463)	2	(4,917)	87	(5,587)

Operating and administrative	(663)	(144)	(127)	(37)	(19)	(13)	(1,003)

Depreciation and amortization	(336)	(84)	(75)	(47)	(1)	(12)	(555)

	741	92	(50)	40	(4)	(25)	794

Income/(loss) from equity investments	(83)	(16)	64	(1)	(1)	-	(37)

Other income/(expense)	(15)	7	5	2	(2)	(23)	(26)

Earnings/(loss) before interest and income taxes	643	83	19	41	(7)	(48)	731

Interest expense							(369)

Income taxes							(10)

Earnings							352
Loss attributable to noncontrolling interests and redeemable noncontrolling interests							20
Preference share dividends							(71)

Earnings attributable to Enbridge Inc. common shareholders							301

Additions to property, plant and equipment1	1,070	144	81	10	-	10	1,315

Three months ended June 30, 2015	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated

(millions of Canadian dollars)
Revenues	1,838	626	1,006	123	5,167	(129)	8,631
Commodity and gas distribution costs	(3)	(328)	(829)	1	(5,075)	135	(6,099)
Operating and administrative	(564)	(135)	(140)	(35)	(24)	(30)	(928)
Depreciation and amortization	(287)	(80)	(68)	(46)	-	(4)	(485)
Environmental costs, net of recoveries	(7)	-	-	-	-	-	(7)
Goodwill impairment	-	-	(440)	-	-	-	(440)

	977	83	(471)	43	68	(28)	672
Income/(loss) from equity investments	85	(17)	46	(1)	(3)	(1)	109
Other income	35	12	14	1	2	94	158

Earnings/(loss) before interest and income taxes	1,097	78	(411)	43	67	65	939
Interest expense							(284)
Income taxes							(232)

Earnings							423
Loss attributable to noncontrolling interests and redeemable noncontrolling interests							224
Preference share dividends							(70)

Earnings attributable to Enbridge Inc. common shareholders							577

Additions to property, plant and equipment1	1,619	229	87	8	-	31	1,974

Six months ended June 30, 2016	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)

Revenues	4,356	1,779	1,267	256	9,244	(168)	16,734

Commodity and gas distribution costs	(5)	(1,059)	(946)	3	(9,213)	168	(11,052)

Operating and administrative	(1,429)	(278)	(246)	(77)	(34)	(19)	(2,083)

Depreciation and amortization	(682)	(164)	(149)	(95)	(1)	(23)	(1,114)
Environmental costs, net of recoveries	(17)	-	-	-	-	-	(17)

	2,223	278	(74)	87	(4)	(42)	2,468

Income/(loss) from equity investments	30	27	134	1	(3)	-	189
Other income/(expense)	2	17	20	2	(6)	215	250

Earnings/(loss) before interest and income taxes	2,255	322	80	90	(13)	173	2,907

Interest expense							(781)
Income taxes							(427)

Earnings							1,699

Earnings attributable to noncontrolling interests and redeemable noncontrolling interests							(41)
Preference share dividends							(144)

Earnings attributable to Enbridge Inc. common shareholders							1,514

Additions to property, plant and equipment1	2,402	392	133	17	-	16	2,960

Six months ended June 30, 2015	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated

(millions of Canadian dollars)
Revenues	2,629	2,418	2,133	254	9,374	(248)	16,560
Commodity and gas distribution costs	(4)	(1,696)	(1,794)	2	(9,265)	252	(12,505)
Operating and administrative	(1,245)	(269)	(255)	(64)	(42)	(44)	(1,919)
Depreciation and amortization	(567)	(157)	(133)	(92)	-	(10)	(959)
Environmental costs, net of recoveries	4	-	-	-	-	-	4
Goodwill impairment	-	-	(440)	-	-	-	(440)

	817	296	(489)	100	67	(50)	741
Income/(loss) from equity investments	145	(3)	108	-	(5)	(3)	242
Other income/(expense)	(10)	24	6	2	2	(323)	(299)

Earnings/(loss) before interest and income taxes	952	317	(375)	102	64	(376)	684
Interest expense							(535)
Income taxes recovery							53

Earnings							202
Loss attributable to noncontrolling interests and redeemable noncontrolling interests							134
Preference share dividends							(142)

Earnings attributable to Enbridge Inc. common shareholders							194

Additions to property, plant and equipment1	2,941	335	206	37	-	45	3,564

1	Includes allowance for equity funds used during construction.

OUT-OF-PERIOD ADJUSTMENT

Earnings attributable to Enbridge Inc. common shareholders for the six months ended June 30, 2015 were increased by an out-of-period adjustment of $71 million in respect of an overstatement of deferred income tax expense in 2013 and 2014.

TOTAL ASSETS

	June 30, 2016	December 31, 2015
(millions of Canadian dollars)
Liquids Pipelines	52,040	52,015

Gas Distribution	9,596	9,901

Gas Pipelines and Processing	11,292	11,559

Green Power and Transmission	4,946	4,977

Energy Services	1,990	1,889

Eliminations and Other	3,734	4,174

	83,598	84,515